(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees	[1]	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses	[1]	0.26%	0.26%	0.26%	0.26%
Total annual Fund operating expenses		1.18%	1.93%	1.93%	1.43%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	688	928	1,187	1,924
Class B Shares	696	906	1,242	2,059
Class C Shares	296	606	1,042	2,254
Class R Shares	146	452	782	1,713

Expense Example, No Redemption (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	196	606	1,042	2,059
Class C Shares	196	606	1,042	2,254

(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class R4 Shares
Management fees	[1]	0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.26%
Total annual Fund operating expenses		0.93%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	95	296	515	1,143

(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class Z Shares
Management fees	[1]	0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.26%
Total annual Fund operating expenses		0.93%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	95	296	515	1,143

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and I shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees	[1]	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses	[1]	0.25%	0.25%	0.25%	0.03%
Total annual Fund operating expenses		1.18%	1.93%	1.93%	0.71%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	688	928	1,187	1,924
Class B Shares	696	906	1,242	2,059
Class C Shares	296	606	1,042	2,254
Class I Shares	73	227	395	883

Expense Example, No Redemption (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	196	606	1,042	2,059
Class C Shares	196	606	1,042	2,254

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class R4 Shares
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.25%
Total annual Fund operating expenses		0.93%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	95	296	515	1,143

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class Z Shares
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.25%
Total annual Fund operating expenses		0.93%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	95	296	515	1,143

(Columbia Marsico Global Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class A Shares	Class C Shares	Class R Shares
Management fees	[1]	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%
Other expenses	[1]	2.27%	2.27%	2.27%
Total annual Fund operating expenses		3.39%	4.14%	3.64%
Fee waivers and/or reimbursements	[2]	(1.83%)	(1.83%)	(1.83%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.81%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.

Expense Example (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	725	1,396	2,090	3,924
Class C Shares	[1]	334	1,092	1,964	4,212
Class R Shares	[1]	184	945	1,728	3,779
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class C Shares	[1]	234	1,092	1,964	4,212
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Marsico Global Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class Z Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	2.27%
Total annual Fund operating expenses		3.14%
Fee waivers and/or reimbursements	[2]	(1.83%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.31%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Expense Example (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares	[1]	133	797	1,485	3,321
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		1.13%	1.88%	1.88%	0.68%	1.38%	1.13%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	684	913	1,161	1,871
Class B Shares	691	891	1,216	2,005
Class C Shares	291	591	1,016	2,201
Class I Shares	69	218	379	847
Class R Shares	140	437	755	1,657
Class W Shares	115	359	622	1,375

Expense Example, No Redemption (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	191	591	1,016	2,005
Class C Shares	191	591	1,016	2,201

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 and R5 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class R4 Shares	Class R5 Shares
Management fees	[1]	0.66%	0.66%
Distribution and/or service (Rule 12b-1) fees		none	none
Other expenses	[2]	0.22%	0.07%
Total annual Fund operating expenses		0.88%	0.73%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	90	281	488	1,084
Class R5 Shares	75	233	406	906

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class Z Shares
Management fees	[1]	0.66%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.22%
Total annual Fund operating expenses		0.88%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	90	281	488	1,084

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[1]	0.24%	0.24%	0.24%	0.05%	0.24%
Total annual Fund operating expenses		1.34%	2.09%	2.09%	0.90%	1.59%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	975	1,267	2,095
Class B Shares	712	955	1,324	2,229
Class C Shares	312	655	1,124	2,421
Class I Shares	92	287	498	1,108
Class R Shares	162	502	866	1,889

Expense Example, No Redemption (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	212	655	1,124	2,229
Class C Shares	212	655	1,124	2,421

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class R4 Shares
Management fees	[1]	0.85%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.09%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	111	347	601	1,329

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class Z Shares
Management fees	[1]	0.85%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.24%
Total annual Fund operating expenses		1.09%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	111	347	601	1,329

(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees	[1]	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses	[1]	0.26%	0.26%	0.26%	0.26%
Total annual Fund operating expenses		1.18%	1.93%	1.93%	1.43%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	688	928	1,187	1,924
Class B Shares	696	906	1,242	2,059
Class C Shares	296	606	1,042	2,254
Class R Shares	146	452	782	1,713

Expense Example, No Redemption (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	196	606	1,042	2,059
Class C Shares	196	606	1,042	2,254

(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class R4 Shares
Management fees	[1]	0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.26%
Total annual Fund operating expenses		0.93%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	95	296	515	1,143

(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class Z Shares
Management fees	[1]	0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.26%
Total annual Fund operating expenses		0.93%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	95	296	515	1,143

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and I shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees	[1]	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses	[1]	0.25%	0.25%	0.25%	0.03%
Total annual Fund operating expenses		1.18%	1.93%	1.93%	0.71%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	688	928	1,187	1,924
Class B Shares	696	906	1,242	2,059
Class C Shares	296	606	1,042	2,254
Class I Shares	73	227	395	883

Expense Example, No Redemption (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	196	606	1,042	2,059
Class C Shares	196	606	1,042	2,254

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class R4 Shares
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.25%
Total annual Fund operating expenses		0.93%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	95	296	515	1,143

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class Z Shares
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.25%
Total annual Fund operating expenses		0.93%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	95	296	515	1,143

(Columbia Marsico Global Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class A Shares	Class C Shares	Class R Shares
Management fees	[1]	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%
Other expenses	[1]	2.27%	2.27%	2.27%
Total annual Fund operating expenses		3.39%	4.14%	3.64%
Fee waivers and/or reimbursements	[2]	(1.83%)	(1.83%)	(1.83%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.81%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.

Expense Example (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	725	1,396	2,090	3,924
Class C Shares	[1]	334	1,092	1,964	4,212
Class R Shares	[1]	184	945	1,728	3,779
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class C Shares	[1]	234	1,092	1,964	4,212
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Marsico Global Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class Z Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	2.27%
Total annual Fund operating expenses		3.14%
Fee waivers and/or reimbursements	[2]	(1.83%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.31%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Expense Example (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares	[1]	133	797	1,485	3,321
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		1.13%	1.88%	1.88%	0.68%	1.38%	1.13%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	684	913	1,161	1,871
Class B Shares	691	891	1,216	2,005
Class C Shares	291	591	1,016	2,201
Class I Shares	69	218	379	847
Class R Shares	140	437	755	1,657
Class W Shares	115	359	622	1,375

Expense Example, No Redemption (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	191	591	1,016	2,005
Class C Shares	191	591	1,016	2,201

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 and R5 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class R4 Shares	Class R5 Shares
Management fees	[1]	0.66%	0.66%
Distribution and/or service (Rule 12b-1) fees		none	none
Other expenses	[2]	0.22%	0.07%
Total annual Fund operating expenses		0.88%	0.73%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	90	281	488	1,084
Class R5 Shares	75	233	406	906

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class Z Shares
Management fees	[1]	0.66%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.22%
Total annual Fund operating expenses		0.88%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	90	281	488	1,084

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[1]	0.24%	0.24%	0.24%	0.05%	0.24%
Total annual Fund operating expenses		1.34%	2.09%	2.09%	0.90%	1.59%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	975	1,267	2,095
Class B Shares	712	955	1,324	2,229
Class C Shares	312	655	1,124	2,421
Class I Shares	92	287	498	1,108
Class R Shares	162	502	866	1,889

Expense Example, No Redemption (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	212	655	1,124	2,229
Class C Shares	212	655	1,124	2,421

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class R4 Shares
Management fees	[1]	0.85%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.09%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	111	347	601	1,329

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class Z Shares
Management fees	[1]	0.85%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.24%
Total annual Fund operating expenses		1.09%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	111	347	601	1,329

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jan. 25, 2013
(Columbia Marsico 21st Century Fund) | Class A Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.18%
(Columbia Marsico 21st Century Fund) | Class B Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico 21st Century Fund) | Class C Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico 21st Century Fund) | Class R Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.43%
(Columbia Marsico 21st Century Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.67%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[3]
Total annual Fund operating expenses	0.93%
(Columbia Marsico 21st Century Fund) | Class Z Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	0.93%
(Columbia Marsico Focused Equities Fund) | Class A Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.18%
(Columbia Marsico Focused Equities Fund) | Class B Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico Focused Equities Fund) | Class C Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico Focused Equities Fund) | Class I Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[1]
Total annual Fund operating expenses	0.71%
(Columbia Marsico Focused Equities Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.68%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[3]
Total annual Fund operating expenses	0.93%
(Columbia Marsico Focused Equities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.93%
(Columbia Marsico Global Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	2.27%	[1]
Total annual Fund operating expenses	3.39%
Fee waivers and/or reimbursements	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Marsico Global Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	2.27%	[1]
Total annual Fund operating expenses	4.14%
Fee waivers and/or reimbursements	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.31%
(Columbia Marsico Global Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	2.27%	[1]
Total annual Fund operating expenses	3.64%
Fee waivers and/or reimbursements	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.81%
(Columbia Marsico Global Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	2.27%	[1]
Total annual Fund operating expenses	3.14%
Fee waivers and/or reimbursements	(1.83%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Marsico Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Marsico Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.88%
(Columbia Marsico Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.88%
(Columbia Marsico Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[1]
Total annual Fund operating expenses	0.68%
(Columbia Marsico Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.38%
(Columbia Marsico Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Marsico Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.66%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[3]
Total annual Fund operating expenses	0.88%
(Columbia Marsico Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.66%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[3]
Total annual Fund operating expenses	0.73%
(Columbia Marsico Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	0.88%
(Columbia Marsico International Opportunities Fund) | Class A Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.34%
(Columbia Marsico International Opportunities Fund) | Class B Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Marsico International Opportunities Fund) | Class C Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Marsico International Opportunities Fund) | Class I Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.90%
(Columbia Marsico International Opportunities Fund) | Class R Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.59%
(Columbia Marsico International Opportunities Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.85%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.09%
(Columbia Marsico International Opportunities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.09%

[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
	Jan. 25, 2013
(Columbia Marsico 21st Century Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 688
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	1,924
(Columbia Marsico 21st Century Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,242
Expense Example, with Redemption, 10 Years	2,059
(Columbia Marsico 21st Century Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
(Columbia Marsico 21st Century Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
(Columbia Marsico 21st Century Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico 21st Century Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico Focused Equities Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	1,924
(Columbia Marsico Focused Equities Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,242
Expense Example, with Redemption, 10 Years	2,059
(Columbia Marsico Focused Equities Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
(Columbia Marsico Focused Equities Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
(Columbia Marsico Focused Equities Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico Focused Equities Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico Global Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	725	[1]
Expense Example, with Redemption, 3 Years	1,396	[1]
Expense Example, with Redemption, 5 Years	2,090	[1]
Expense Example, with Redemption, 10 Years	3,924	[1]
(Columbia Marsico Global Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	334	[1]
Expense Example, with Redemption, 3 Years	1,092	[1]
Expense Example, with Redemption, 5 Years	1,964	[1]
Expense Example, with Redemption, 10 Years	4,212	[1]
(Columbia Marsico Global Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	184	[1]
Expense Example, with Redemption, 3 Years	945	[1]
Expense Example, with Redemption, 5 Years	1,728	[1]
Expense Example, with Redemption, 10 Years	3,779	[1]
(Columbia Marsico Global Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	133	[1]
Expense Example, with Redemption, 3 Years	797	[1]
Expense Example, with Redemption, 5 Years	1,485	[1]
Expense Example, with Redemption, 10 Years	3,321	[1]
(Columbia Marsico Growth Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,871
(Columbia Marsico Growth Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,005
(Columbia Marsico Growth Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,201
(Columbia Marsico Growth Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
(Columbia Marsico Growth Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
(Columbia Marsico Growth Fund) | Class W Shares
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
(Columbia Marsico Growth Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
(Columbia Marsico Growth Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
(Columbia Marsico Growth Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
(Columbia Marsico International Opportunities Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	704
Expense Example, with Redemption, 3 Years	975
Expense Example, with Redemption, 5 Years	1,267
Expense Example, with Redemption, 10 Years	2,095
(Columbia Marsico International Opportunities Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,324
Expense Example, with Redemption, 10 Years	2,229
(Columbia Marsico International Opportunities Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	2,421
(Columbia Marsico International Opportunities Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
(Columbia Marsico International Opportunities Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,889
(Columbia Marsico International Opportunities Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
(Columbia Marsico International Opportunities Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329

[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
	Jan. 25, 2013
(Columbia Marsico 21st Century Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,059
(Columbia Marsico 21st Century Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,254
(Columbia Marsico Focused Equities Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,059
(Columbia Marsico Focused Equities Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,254
(Columbia Marsico Global Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	234	[1]
Expense Example, No Redemption, 3 Years	1,092	[1]
Expense Example, No Redemption, 5 Years	1,964	[1]
Expense Example, No Redemption, 10 Years	4,212	[1]
(Columbia Marsico Growth Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,005
(Columbia Marsico Growth Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,201
(Columbia Marsico International Opportunities Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	2,229
(Columbia Marsico International Opportunities Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	$ 2,421

[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 25, 2013
Prospectus Date	rr_ProspectusDate	Jan 25, 2013
(Columbia Marsico 21st Century Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico 21st Century Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
(Columbia Marsico 21st Century Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,059
(Columbia Marsico 21st Century Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
(Columbia Marsico 21st Century Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
(Columbia Marsico 21st Century Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico 21st Century Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
(Columbia Marsico 21st Century Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico 21st Century Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
(Columbia Marsico Focused Equities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and I shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico Focused Equities Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
(Columbia Marsico Focused Equities Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,059
(Columbia Marsico Focused Equities Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
(Columbia Marsico Focused Equities Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
(Columbia Marsico Focused Equities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico Focused Equities Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
(Columbia Marsico Focused Equities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico Focused Equities Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
(Columbia Marsico Global Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
(Columbia Marsico Global Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.27%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.39%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	725	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,396	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,090	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,924	[6]
(Columbia Marsico Global Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.27%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	4.14%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	334	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,092	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,964	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,212	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234	[6]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,092	[6]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,964	[6]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,212	[6]
(Columbia Marsico Global Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.27%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.64%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,728	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,779	[6]
(Columbia Marsico Global Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
(Columbia Marsico Global Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.27%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.14%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	797	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,485	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,321	[6]
(Columbia Marsico Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico Growth Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,871
(Columbia Marsico Growth Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,216
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,005
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,005
(Columbia Marsico Growth Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
(Columbia Marsico Growth Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
(Columbia Marsico Growth Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
(Columbia Marsico Growth Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
(Columbia Marsico Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 and R5 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico Growth Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
(Columbia Marsico Growth Fund) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
(Columbia Marsico Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico Growth Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
(Columbia Marsico International Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico International Opportunities Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
(Columbia Marsico International Opportunities Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,229
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,229
(Columbia Marsico International Opportunities Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
(Columbia Marsico International Opportunities Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
(Columbia Marsico International Opportunities Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
(Columbia Marsico International Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico International Opportunities Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
(Columbia Marsico International Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock_02

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Marsico International Opportunities Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.
[6]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.